Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2014
Statement of Financial Position [Abstract]
Note Payable, net of discount	$ 0	$ 46,129	$ 46,129
Convertible Notes Payable, net of discount	$ 674,914	$ 674,914
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	320,000,000	320,000,000	30,000,000
Common stock, shares issued	53,332,620	38,037,120	38,037,120
Common stock, shares outstanding	53,332,620	38,037,120	38,037,120